Annual Total Returns- Federated Hermes MDT Mid Cap Growth Fund (Class A C IS and R6 Shares) [BarChart] - Class A C IS and R6 Shares - Federated Hermes MDT Mid Cap Growth Fund - A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	18.89%	(3.59%)	6.69%	40.14%	13.65%	(4.98%)	9.97%	24.42%	(3.26%)	27.95%